Vessels, net	12 Months Ended
Dec. 31, 2014
Vessels, Net [Abstract]
Vessels, net
5.	Vessels, net

	Vessels Cost	Accumulated Depreciation	Net Book Value
December 31, 2011	$103,137	$(21,718)	$81,419
Depreciation	—	(5,729)	(5,729)
December 31, 2012	$103,137	$(27,447)	$75,690
Depreciation	—	(5,727)	(5,727)
Reclassified to vessel held for sale	(3,466)	—	(3,466)
Vessel impairment charge	(23,978)	—	(23,978)
Reclassified to vessels, net	29,315	—	29,315
December 31, 2013	$105,008	$(33,174)	$71,834
Depreciation	—	(4,896)	(4,896)
Disposal of vessels	(29,180)	12,726	(16,454)
Leased vessel	12,250	(424)	11,826
December 31, 2014	$88,078	$(25,768)	$62,310

Vessels disposed during the year ended December 31, 2012.

During the year ended December 31, 2012, there were no vessel disposals.

Vessels disposed during the year ended December 31, 2013.

During the year ended December 31, 2013, there were no vessel disposals.

As of December 31, 2013, the Company, according to the guidance under ASC 360, decided to change in the accompanying consolidated balance sheet the classification of the “held for sale” vessels (M/V Free Hero, M/V Free Jupiter, M/V Free Impala and M/V Free Neptune) to “held and used” since the market conditions were not favorable enough for concluding their sale and recognized an impairment loss of $3,477 in the accompanying consolidated statements of operations, of which $935 relates to the M/V Free Hero, $455 to the M/V Free Jupiter and $2,087 to the M/V Free Impala. In addition, the Company, also according to the provisions of ASC 360, has classified the M/V Free Knight, as “held for sale” in the accompanying consolidated balance sheet for the year ended December 31, 2013 at her estimated market value. As of December 31, 2013, the Company performed an impairment assessment of its long-lived assets by comparing the undiscounted net operating cash flows for each vessel to its respective carrying value. The Company’s assessment concluded that for the vessels that are held and used no impairment existed as of December 31, 2013, as the vessels’ future undiscounted net operating cash flows exceeded their carrying value by $10,014. If the Company were to utilize the most recent five year historical average rates, three year historical average rates or one year historical average rates, would recognize an impairment loss of $19,685 (using the most recent five year historical average rates) and $30,340 (using the most recent three year or one year historical average rates).

Vessels disposed during the year ended December 31, 2014.

On February 18, 2014 the Company sold the M/V Free Knight, a 1998-built, 24,111 dwt Handysize dry bulk carrier for a gross sale price of $3,600 and the vessel was delivered to her new owners. The Company recognized an impairment charge of $23,978 in the consolidated statement of operations for the year ended December 31, 2013. On September 16, 2014, the Company sold the M/V Free Jupiter a 2002-built, 47,777 dwt Handymax dry bulk carrier for a gross sale price of $12,250 and subsequently entered into a long term bareboat charter with the vessel’s new owners. On September 24, 2014, the Company sold the M/V Free Impala, a 1997-built, 24,111 dwt Handysize dry bulk carrier for a gross sale price of $3,600 and the vessel was delivered to her new owners. From the sale proceeds $3,300 was paid to NBG reducing the outstanding balance of the NBG loan facility (Note 11)

As of December 31, 2014, the Company performed an impairment assessment of its long-lived assets by comparing the undiscounted net operating cash flows for each vessel to its respective carrying value. The Company’s assessment concluded that no impairment existed as of December 31, 2014, as the vessels’ future undiscounted net operating cash flows exceeded their carrying value by $11,179. If the Company were to utilize the most recent five year historical average rates, three year historical average rates or one year historical average rates, would recognize an impairment loss of $17,982 (using the most recent five year historical average rates) and $27,077 (using the most recent three year or one year historical average rates).